Equity - Distribution of Profit - Interim Dividend (Details) - EUR (€) € / shares in Units, € in Thousands			12 Months Ended
	Oct. 25, 2019	Oct. 26, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity
Interim dividend	€ 136,828	€ 136,747	€ 136,828	€ 136,747	€ 122,986
Class A, Ordinary shares
Equity
Dividend approved (in Euros per share)	€ 0.20	€ 0.20
Class B, Preference shares
Equity
Dividend approved (in Euros per share)	€ 0.20	€ 0.20